Segmental Analyses - Disclosure of Geographical Information of External Revenue (Additional Information) (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Geographical Areas [Line Items]
Revenue from operations	[1]	£ 25,776	£ 25,877	£ 24,492
Non-current assets for operations		124,078	127,731
Goodwill		43,319	44,316
ITC Ltd.
Disclosure Of Geographical Areas [Line Items]
Revenue from operations		4,892	5,556	5,072
Non-current assets for operations		3,399	4,124
Investments in associates and joint ventures		1,724	1,794
Reynolds | United States
Disclosure Of Geographical Areas [Line Items]
Revenue from operations		11,481	10,417	£ 9,506
Non-current assets for operations		£ 105,549	£ 109,186

[1]	Revenue is net of duty, excise and other taxes of £39,172 million, £39,826 million and £38,553 million for the years ended 31 December 2020, 2019 and 2018, respectively.